Accumulated Other Comprehensive Income (loss) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Reclassification adjustments for gains (losses) included in net income, taxes	$ 151	$ 591	$ 401